UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-02201

                             Insight Select Income Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

                             New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

                              New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:      212-527-1800

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2018

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (75.15%)
AUTOMOTIVE (1.67%)
Ford Holdings LLC, Co. Gty., 9.30%, 03/01/30	Baa2/BBB	$1,000	$1,301,359
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa2/BBB	500	641,871
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 2.343%, 11/02/20	Baa2/BBB	1,719	1,673,961

			3,617,191

CHEMICALS (1.82%)
Celgene Corp., Sr. Unsec. Notes, 5.00%, 08/15/45(b)	Baa2/BBB+	60	58,751
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB	500	524,040
Mexichem SAB de CV, Co. Gty., 4.00%, 10/04/27, 144A(b)	Baa3/BBB-	467	427,305
OLIN Corp., Sr. Unsec. Notes, 5.00%, 02/01/30(b)	Ba1/BB+	379	358,155
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB	2,000	2,562,978

			3,931,229

COMMERCIAL SERVICES (0.25%)
Global Partners LP, Co. Gty., Class Global Partners LP, 6.25%, 07/15/22(b)	B2/B+	555	538,350

DIVERSIFIED FINANCIAL SERVICES (12.54%)
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.79%), 3.004%, 12/20/23(b),(c)	A3/A-	758	734,909
Bank of America Corp., Sr. Unsec. Notes, (3M LIBOR +0.81%), 3.366%, 01/23/26(b),(c)	A3/A-	559	537,823
Bank of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa2/BBB+	1,764	1,768,087
Bank of Nova Scotia, Jr. Sub. Notes, (3M LIBOR +2.648%), 4.65%, 10/12/22(b),(c),(d)	Baa3/BBB-	586	530,330
Barclays Bank PLC, Sr. Unsec. Notes, (3M LIBOR +0.46%), 2.797%, 01/11/21(b),(e)	A2/A	1,233	1,232,674
Barclays PLC, Sub. Notes, 4.836%, 05/09/28(b)	Ba1/BB+	906	855,643
CDP Financial, Inc., Co. Gty., 4.40%, 11/25/19, 144A	Aaa/AAA	400	409,029
Citigroup, Inc., Sr. Unsec. Notes, (3M LIBOR +1.563%), 3.887%, 01/10/28(b),(c)	Baa1/BBB+	1,100	1,065,388
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa1/BBB+	70	98,464
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	988	986,581
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	926	953,344
Credit Agricole SA, Sub. Notes, (5Yr Swap +1.644%), 4.00%, 01/10/33, 144A(b),(c),(e)	Baa2/BBB	1,025	935,629
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	212,464
GE Capital International Funding, Co. Gty., 4.418%, 11/15/35	A2/A	588	569,642
General Electric Co., Jr. Sub. Notes, (3M LIBOR +3.33%), 5.00%, 01/21/21(b),(c),(d)	Baa1/BBB+	1,009	993,865
General Electric Co., Sr. Unsec. Notes, 6.875%, 01/10/39	A2/A	287	363,442
Goldman Sachs Group, Inc., Sr. Unsec. Notes, 3.50%, 11/16/26(b)	A3/BBB+	1,040	979,903
Goldman Sachs Group, Inc., Sr. Unsec. Notes, (3M LIBOR +1.75%), 4.109%, 10/28/27(b),(e)	A3/BBB+	550	560,985
HSBC Capital Funding LP, Co. Gty., (3M LIBOR +4.98%), 10.176%, 06/30/30, 144A(b),(c),(d)	Baa2/BBB-	2,180	3,305,425
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +3.47%), 5.829%, 07/30/18(b),(c),(d)	Baa3/BBB-	2,000	2,015,000
JPMorgan Chase & Co., Jr. Sub. Notes, (3M LIBOR +2.58%), 4.625%, 11/01/22(b),(c),(d)	Baa3/NA	1,159	1,068,598
Lincoln Finance, Ltd., Sr. Sec. Notes, 7.375%, 04/15/21, 144A(b)	B1/BB+	225	232,284
Nasdaq, Inc., Sr. Unsec. Notes, 3.85%, 06/30/26(b)	Baa2/BBB	1,294	1,253,165
PNC Financial Services Group, Inc., Jr. Sub. Notes, (3M LIBOR +3.30%), 5.00%, 11/01/26(b),(c),(d)	Baa2/BBB-	1,587	1,573,114

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
DIVERSIFIED FINANCIAL SERVICES (Continued)
Santander UK PLC, Sr. Unsec. Notes, (3M LIBOR +0.30%), 2.654%, 11/03/20(e)	Aa3/A	$1,623	$1,617,392
UBS AG, Sub. Notes, 7.625%, 08/17/22	NR/BBB+	2,000	2,207,800

			27,060,980

ENERGY (11.83%)
Andeavor Logistics LP, Co. Gty., 4.25%, 12/01/27(b)	Ba1/BBB-	901	863,065
Cimarex Energy Co., Sr. Unsec. Notes, 3.90%, 05/15/27(b)	Baa3/BBB-	413	396,566
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22, 144A(b)	B3/B+	3,170	3,155,101
Enbridge Inc., Sr. Unsec. Notes, 5.50%, 12/01/46(b)	Baa3/BBB+	1,496	1,597,019
Enbridge Inc., Sub. Notes, (3M LIBOR +3.89%), 6.00%, 01/15/77(b),(c)	Ba2/BBB-	750	705,000
Endeavor Energy Resources LP, Sr. Unsec. Notes, 5.50%, 01/30/26, 144A(b)	B3/BB-	89	86,330
EnLink Midstream Partners LP, Jr. Sub. Notes, (3M LIBOR +4.11%), 6.00%, 12/15/22(b),(c),(d)	Ba3/BB	641	547,854
Enterprise Products Operating LLC, Co. Gty., (3M LIBOR +2.57%), 5.375%, 02/15/78(b),(c)	Baa2/BBB-	342	311,763
Exterran Energy Solutions LP, Co. Gty., 8.125%, 05/01/25(b)	NA/B+	214	225,770
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	70	78,017
Kinder Morgan, Inc., Co. Gty., 8.05%, 10/15/30	Baa3/BBB-	1,000	1,192,863
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45(b)	Baa3/BBB-	1,755	1,766,643
Marathon Petroleum Corp., Sr. Unsec. Notes, 4.75%, 09/15/44(b)	Baa2/BBB	1,266	1,204,492
Marathon Petroleum Corp., Sr. Unsec. Notes, 5.85%, 12/15/45(b)	Baa2/BBB	500	529,328
MPLX LP, Sr. Unsec. Notes, 5.20%, 03/01/47(b)	Baa3/BBB	641	636,913
MPLX LP, Sr. Unsec. Notes, 4.90%, 04/15/58(b)	Baa3/BBB	561	498,319
NGPL PipeCo PLC, Sr. Unsec. Notes, 7.768%, 12/15/37, 144A	Ba1/BB+	505	593,375
Panhandle Eastern Pipe Line Co. LP, Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,016,027
Parkland Fuel Corp., Sr. Unsec. Notes, 6.00%, 04/01/26, 144A(b)	B1/BB-	225	221,625
PBF Holding Co. LLC, Co. Gty., 7.25%, 06/15/25(b)	B1/BB	2,484	2,611,305
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa3/BBB+	250	259,158
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa3/BBB+	478	493,535
Petroleos Mexicanos, Co. Gty., 6.75%, 09/21/47	Baa3/BBB+	1,415	1,334,203
Sabal Trail Transmission LLC, Sr. Unsec. Notes, 4.246%, 05/01/28, 144A(b)	Baa1/NA	589	593,025
Spectra Energy Partners LP, Sr. Unsec. Notes, 3.375%, 10/15/26(b)	Baa2/BBB+	803	739,818
Sunoco LP, Co. Gty., 5.50%, 02/15/26, 144A(b)	B1/BB-	700	663,250
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,326,843
Valero Energy Corp., Sr. Unsec. Notes, 10.50%, 03/15/39	Baa2/BBB	500	811,146
Williams Partners LP, Sr. Unsec. Notes, 4.30%, 03/04/24(b)	Baa3/BBB	1,075	1,078,846

			25,537,199

FOOD AND BEVERAGE (1.98%)
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36(b)	A3/A-	645	653,738
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46(b)	A3/A-	256	263,265
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A-	27	38,600
Bacardi, Ltd., Co. Gty., 5.30%, 05/15/48, 144A(b)	Ba1/BBB-	1,645	1,559,022
Campbell Soup Co., Sr. Unsec. Notes, 4.15%, 03/15/28(b)	Baa2/BBB	551	524,662
General Mills, Inc., Sr. Unsec. Notes, 3.20%, 04/16/21	Baa2/BBB	220	218,859
Grupo Bimbo SAB de CV, Sub. Notes, (H15T5Y +3.280%), 5.95%, 07/17/67, 144A(b),(c),(d)	Ba1/BB+	1,020	1,007,250

			4,265,396

GAMING, LODGING & LEISURE (0.96%)
Wyndham Destinations, Inc., Sr. Unsec. Notes, 4.50%, 04/01/27(b)	Ba2/BB-	2,140	2,081,150

HEALTHCARE (0.65%)
CVS Health Corp., Sr. Unsec. Notes, 4.78%, 03/25/38(b)	Baa1/BBB	916	900,952
Mylan NV, Co. Gty., 3.95%, 06/15/26(b)	Baa3/BBB-	397	379,133

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
HEALTHCARE (Continued)
Valeant Pharmaceuticals International, Inc., Sr. Sec. Notes, 5.50%, 11/01/25, 144A(b)	Ba3/BB-	$132	$130,086

			1,410,171

INDUSTRIAL (1.58%)
Cleveland-Cliffs, Inc., Sr. Sec. Notes, 4.875%, 01/15/24, 144A(b)	Ba3/BB-	366	353,190
General Dynamics Corp. Co. Gty., 2.875%, 05/11/20	A2/A+	1,217	1,215,677
Heathrow Funding, Ltd., Sr. Sec. Notes, 4.875%, 07/15/23, 144A	NA/A-	200	209,034
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB	500	639,605
Sydney Airport Finance Co. Property, Ltd., Sr. Sec. Notes, 3.375%, 04/30/25, 144A(b)	Baa1/BBB+	400	382,630
United Technologies Corp., Sr. Unsec. Notes, 3.75%, 11/01/46(b)	A3/A-	700	612,831

			3,412,967

INSURANCE (10.39%)
Allstate Corp., Jr. Sub. Notes, (3M LIBOR +2.12%), 6.50%, 05/15/67(b),(c)	Baa1/BBB	2,200	2,453,000
American International Group, Inc., Jr. Sub. Notes, (3M LIBOR +4.195%), 8.175%, 05/15/68(b),(c)	Baa2/BBB-	2,500	3,150,000
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/BBB+	2,250	2,731,367
Guardian Life Insurance Co. of America, Sub. Notes, 4.85%, 01/24/77, 144A	A1/AA-	148	144,274
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +2.905%), 5.246%, 03/07/67, 144A(b),(c)	Baa3/BB+	1,530	1,491,750
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/34, 144A	Baa2/BBB	250	306,768
Liberty Mutual Group, Inc., Co. Gty., (3M LIBOR +7.12%), 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB+	1,000	1,490,000
Lincoln National Corp., Sr. Unsec. Notes, 3.80%, 03/01/28(b)	Baa1/A-	250	238,882
Massachusetts Mutual Life Insurance Co., Sub. Notes, 4.90%, 04/01/77, 144A	NA/AA-	980	966,392
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	151	236,371
MetLife, Inc., Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	677,500
MetLife, Inc., Jr. Sub. Notes, 6.40%, 12/15/66(b)	Baa2/BBB	637	675,220
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	1,000	1,540,000
Nationwide Mutual Insurance Co., Sub. Notes, 8.25%, 12/01/31, 144A	A3/A-	500	686,419
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	336,650
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	136,595
Pricoa Global Funding, Inc., Sec. Notes, 2.45%, 09/21/22, 144A	A1/AA-	608	583,247
Prudential Financial, Inc., Jr. Sub. Notes, (3M LIBOR +3.04%), 5.20%, 03/15/44(b),(c)	Baa2/BBB+	2,500	2,490,625
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/BBB+	1,800	2,091,607

			22,426,667

MEDIA (8.00%)
21st Century Fox America, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,970,563
Altice France SA, Sr. Sec. Notes, 6.25%, 05/15/24, 144A(b)	B1/B	1,780	1,728,825
Comcast Corp., Co. Gty., 7.05%, 03/15/33	A3/A-	2,000	2,485,295
Cox Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	1,500	1,682,890
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB-	500	588,727
Discovery Communications LLC, Co. Gty., 5.00%, 09/20/37(b)	Baa3/BBB-	374	360,106
Grupo Televisa SAB, Sr. Unsec. Notes, 5.00%, 05/13/45(b)	Baa1/BBB+	557	489,681
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	172,038
RELX, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,287,028
Sirius XM Radio, Inc., Co. Gty., 5.00%, 08/01/27, 144A(b)	Ba3/BB	518	484,978
Time Warner Entertainment Co. LP, Sr. Sec. Notes, 8.375%, 07/15/33	Ba1/BBB-	1,360	1,679,103

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
MEDIA (Continued)
Viacom, Inc., Sr. Unsec. Notes, 6.875%, 04/30/36	Baa3/BBB-	$894	$965,979
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24, 144A(b)	B1/B+	2,375	2,386,163

			17,281,376

MINING (2.59%)
BHP Billiton Finance USA, Ltd. Co. Gty., (5Yr Swap +5.093%), 6.75%, 10/19/75, 144A(b),(c)	Baa2/BBB+	1,991	2,159,240
Ferroglobe PLC, Co. Gty., 9.375%, 03/01/22, 144A(b)	B3/NA	652	674,820
First Quantum Minerals, Ltd., Co. Gty., 7.25%, 04/01/23, 144A(b)	B3/B	538	538,000
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	Ba2/BB+	1,000	972,500
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(b)	Ba2/BB+	1,415	1,239,894

			5,584,454

PAPER (1.71%)
Smurfit Kappa Treasury Funding, Ltd., Co. Gty., 7.50%, 11/20/25	Ba1/BB+	2,000	2,365,000
WestRock LLC, Co. Gty., 8.20%, 01/15/30	Baa2/BBB	1,000	1,322,255

			3,687,255

TECHNOLOGY (1.52%)
j2 Cloud Services LLC, Co. Gty., 6.00%, 07/15/25, 144A(b)	Ba3/BB	564	571,050
NXP Funding LLC, Co. Gty., 3.875%, 09/01/22, 144A	Ba1/BBB-	2,213	2,174,273
Pitney Bowes, Inc., Sr. Unsec. Notes, 4.375%, 05/15/22(b),(f)	Ba1/BB+	591	535,795

			3,281,118

TELECOMMUNICATIONS (5.90%)
Altice Financing SA, Sr. Sec. Notes, 6.625%, 02/15/23, 144A(b)	B1/B+	200	197,100
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35(b)	Baa2/BBB	1,750	1,618,652
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46(b)	Baa2/BBB	425	379,643
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Ba2/BBB-	1,000	1,055,000
Deutsche Telekom International Finance BV, Co. Gty., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,650,431
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Caa1/B-	500	502,500
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B3/B	500	478,750
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B3/B	1,000	1,070,000
Sprint Spectrum Co. LLC, Sr. Unsec. Notes, 4.738%, 09/20/29, 144A	Baa2/NA	1,100	1,091,530
Tencent Holdings, Ltd., Sr. Unsec. Notes, 3.595%, 01/19/28, 144A(b)	A1/A+	1,954	1,848,523
Verizon Communications, Inc., Sr. Unsec. Notes, 4.812%, 03/15/39	Baa1/BBB+	1,898	1,835,281

			12,727,410

TRANSPORTATION (4.66%)
American Airlines, Pass Through Certs., Series 2013-2, Class B, 5.60%, 01/15/22, 144A	NA/BBB-	1,674	1,708,636
American Airlines, Pass Through Certs., Series 2017-1, Class AA, 3.65%, 08/15/30	Aa3/NA	1,059	1,030,047
American Airlines, Pass Through Certs., Series 2017-2, Class AA, 3.35%, 04/15/31	Aa3/NA	1,587	1,531,127
BNSF Funding Trust I, Co. Gty., (3M LIBOR +2.35%), 6.613%, 12/15/55(b),(c)	Baa2/A	250	275,000
British Airways, Pass Through Certs., Series 2013-1, Class B, 5.625%, 12/20/21, 144A	A3/A-	633	645,370
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/A-	23	22,849
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa1/A	285	300,964
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa1/BBB+	251	268,280
ERAC USA Finance LLC, Co. Gty., 7.00%, 10/15/37, 144A	Baa1/A-	1,500	1,874,550
JSL Europe SA, Co. Gty., 7.75%, 07/26/24, 144A(b)	NA/BB-	713	641,700

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

CORPORATE DEBT SECURITIES (Continued)
TRANSPORTATION (Continued)
Union Pacific Corp., Sr. Unsec. Notes, 4.50%, 09/10/48(b)	Baa1/A-	$503	$511,321
United Airlines, Pass Through Certs., Series 2013-1, Class B, 5.375%, 02/15/23	NA/BBB	340	346,378
United Airlines, Pass Through Certs., Series 2018-1, Class B, 4.60%, 09/01/27	Baa2/NA	901	905,470

			10,061,692

UTILITIES (7.10%)
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26(b)	Baa2/BBB	1,082	1,070,076
Cleveland Electric Illuminating Co., Sr. Unsec. Notes, 3.50%, 04/01/28, 144A(b)	Baa3/BBB-	800	758,677
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Baa3/BBB-	1,000	1,057,007
Enel Finance International NV, Co. Gty., 2.75%, 04/06/23, 144A	Baa2/BBB+	1,082	1,006,905
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26(b)	Baa2/BBB-	505	479,634
FirstEnergy Corp., Sr. Unsec. Notes, 4.85%, 07/15/47(b)	Baa3/BB+	1,570	1,605,286
Hydro-Quebec, 8.25%, 04/15/26	Aa2/AA-	1,550	2,008,326
Kansas City Power & Light Co., Sr. Unsec. Notes, 4.20%, 06/15/47(b)	Baa1/A-	917	901,471
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A2/A-	500	618,989
NiSource, Inc., Jr. Sub. Notes, (H15T5Y +2.843%), 5.65%, 12/15/66, 144A(b),(c),(d)	Ba1/BBB-	696	690,780
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	A2/A-	1,000	1,065,051
Southern Co. Gas Capital Corp., Co. Gty., 5.875%, 03/15/41(b)	Baa1/A-	992	1,152,593
Southern Co. Gas Capital Corp., Co. Gty., 3.95%, 10/01/46(b)	Baa1/A-	539	495,658
Southern Co. Gas Capital Corp., Co. Gty., 4.40%, 05/30/47(b)	Baa1/A-	1,164	1,151,547
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB+	80	85,368
Transelec SA, Sr. Unsec. Notes, 4.25%, 01/14/25, 144A(b)	Baa1/BBB	750	729,570
Transelec SA, Sr. Unsec. Notes, 3.875%, 01/12/29, 144A(b)	Baa1/BBB	490	447,375

			15,324,313

TOTAL CORPORATE DEBT SECURITIES (Cost of $153,999,568)			162,228,918

ASSET BACKED SECURITIES (11.32%)
Antares Ltd., Series 2017-1A, Class C, (3M LIBOR +3.10%), 5.459%, 07/20/28, 144A(b),(e)	NR/A	1,093	1,101,598
Arbor Realty Collateralized Loan Obligation, Ltd., Series 2017-FL3, Class A, (1M LIBOR +0.99%), 3.063%, 12/15/27, 144A(b),(e)	Aaa/NA	759	760,139
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2017-FL2, Class A, (1M LIBOR +0.99%), 3.063%, 08/15/27, 144A(b),(e)	Aaa/NA	623	623,935
AVIS Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21, 144A(b)	Aaa/NA	1,605	1,585,128
BCC Funding LLC, Series 2018-1A, Class A2, 2.96%, 06/20/23, 144A(b)	Aa2/NA	656	653,549
CLI Funding LLC, Series 2018-1A, Class A, 4.03%, 04/18/43, 144A(b)	NA/A	164	164,670
CPS Auto Receivables Trust, Series 2015-C, Class B, 2.55%, 02/18/20, 144A(b)	NA/AAA	223	222,898
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47, 144A(b)	NA/BBB	334	328,306
DRB Prime Student Loan Trust, Series 2016-B, Class A2, 2.89%, 06/25/40, 144A(b)	Aaa/NA	340	335,777
DRB Prime Student Loan Trust, Series 2017-A, Class A2B, 2.85%, 05/27/42, 144A(b)	Aaa/NA	2,130	2,084,440
Drive Auto Receivables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20, 144A(b)	Aaa/AAA	270	269,925
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 03/15/24, 144A(b)	NA/A	781	780,495
Golub Capital Partners Ltd., Series 2017-19RA, Class B, (3M LIBOR +2.55%), 4.912%, 07/26/29, 144A(b),(e)	A2/NA	1,935	1,941,202

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

ASSET BACKED SECURITIES (Continued)
Golub Capital Partners Ltd., Series 2018-36A, Class C, (3M LIBOR +2.10%), 4.189%, 02/05/31, 144A(b),(e)	NA/A	$2,250	$2,209,167
IVY Hill Middle Market Credit Fund Ltd., Series 12A, Class B, (3M LIBOR +3.00%), 5.359%, 07/20/29, 144A(b),(e)	A3/NR	866	868,549
LoanCore Issuer, Ltd., Series 2018-CRE1, Class A, (1M LIBOR +1.13%), 3.203%, 05/15/28, 144A(b),(e)	Aaa/NA	500	500,153
Navient Private Education Loan Trust, Series 2017-A, Class A2B, (1M LIBOR+0.900%), 2.973%, 12/16/58, 144A(b),(e)	NA/AAA	782	789,729
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/22, 144A(b)	Aaa/AAA	1,460	1,442,491
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(b),(f)	Ca/AA	34	31,608
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, 144A(b)	A2/NA	477	472,396
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	120	123,081
SMB Private Education Loan Trust, Series 2017-B, Class A2B, (1M LIBOR+0.750%), 2.823%, 10/15/35, 144A(b),(e)	Aaa/AAA	845	847,512
Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.77%, 05/25/26, 144A(b)	NA/AA	1,149	1,139,476
Sofi Consumer Loan Program Trust, Series 2018-1, Class B, 3.65%, 02/25/27, 144A(b)	NA/A	793	786,381
Sofi Professional Loan Program Ltd., Series 2017-C, Class B, 3.56%, 07/25/40, 144A(b),(e)	NA/A+	1,099	1,052,566
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/20/41, 144A(b)	NA/A+	1,534	1,573,449
Textainer Marine Containers Ltd., Series 2017-1A, Class A, 3.72%, 05/20/42, 144A(b)	NA/A	635	631,448
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62%, 08/20/42, 144A(b)	NA/A	1,143	1,122,592

TOTAL ASSET BACKED SECURITIES (Cost of $24,659,830)			24,442,660

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.98%)
CGMS Commercial Mortgage Trust, Series 2017-MDRB, Class A, (1M LIBOR +1.10%), 3.174%, 07/15/30, 144A(e)	NA/AAA	127	126,770
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.635%, 05/10/35, 144A(e)	Baa1/NA	2,000	1,951,909
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class C, 4.429%, 12/10/49(b),(e)	NR/NA	367	357,303
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.81%, 01/25/48, 144A(b),(e)	Aaa/AA+	535	525,870
FREMF Mortgage Trust, Series 2015-K45, Class B, 3.714%, 04/25/48, 144A(b),(e)	Aaa/AA+	1,270	1,235,078
LMREC, Inc., Series 2015-CRE1, Class AR, (1M LIBOR +0.98%), 3.082%, 02/22/32, 144A(b),(e)	Aaa/NA	950	949,998
LMREC, Inc., Series 2016-CRE2, Class A, (1M LIBOR +1.70%), 3.784%, 11/24/31, 144A(b),(e)	Aaa/NA	689	692,445
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.43%, 10/15/30, 144A(e)	NA/A+	2,710	2,660,083
MSDB Trust, Series 2017-712F, Class C, 3.749%, 07/11/39, 144A(e)	NA/A-	82	78,014

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $8,635,637)			8,577,470

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.22%)
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	89	98,346
FHLMC Pool # G00182, 9.00%, 09/01/22(g)	Aaa/AA+	—	91
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	226	248,795

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value (Note 1)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	$105	$114,001
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	4	3,752
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	5	5,317
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	6	6,534
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	3	3,288

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $404,971)			480,124

MUNICIPAL BONDS (1.21%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable-Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	NA/A+	175	221,268
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	NA/AA-	145	181,787
State of California, Build America Bonds, GO, 7.625%, 03/01/40	Aa3/AA-	1,500	2,212,260

TOTAL MUNICIPAL BONDS (Cost of $1,856,098)			2,615,315

U.S. TREASURY SECURITIES (5.46%)
United States Treasury Bill, 1.77%, 07/05/18 (h)	Aaa/AA+	3,250	3,249,550
United States Treasury Note, 7.125%, 02/15/23	Aaa/AA+	149	177,774
United States Treasury Note, 2.25%, 07/31/18	Aaa/AA+	5,350	5,351,810
United States Treasury Note, 2.75%, 04/30/23	Aaa/AA+	380	380,371
United States Treasury Note, 2.75%, 05/31/23	Aaa/AA+	1,236	1,237,745
United States Treasury Note, 2.875%, 04/30/25	Aaa/AA+	463	464,608
United States Treasury Note, 2.75%, 02/15/28	Aaa/AA+	779	772,336
United States Treasury Note, 2.875%, 05/15/28	Aaa/AA+	148	148,595

TOTAL U.S. TREASURY SECURITIES (Cost of $11,771,493)			11,782,789

		Shares
COMMON STOCK (0.00%)
MEDIA (0.00%)
Quad/Graphics, Inc.		89	1,854

Total COMMON STOCK (Cost of $2,044)			1,854

PREFERRED STOCK (1.25%)
CoBank ACB, Series F, 6.250%, (3M LIBOR +4.557%) (b),(c)		20,000	2,122,500
US BANCORP, Series A, 3.500%, (3M LIBOR +1.02%) (b),(e)		615	574,441

TOTAL PREFERRED STOCK (Cost of $2,521,650)			2,696,941

TOTAL INVESTMENTS (98.59%)
(Cost $203,851,291)			212,826,071

OTHER ASSETS AND LIABILITIES (1.41%)			3,037,913

NET ASSETS (100.00%)			$215,863,984

At June 30, 2018, the Fund had the following open futures contracts:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Ultra 10-Year Notes	09/18	3	$379,945	$384,703	$4,758
U.S. Treasury Ultra Bonds	09/18	23	3,666,188	3,669,938	3,750

					8,508

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/18	25	(2,849,352)	(2,840,430)	(8,922)
U.S. Treasury 10-Year Notes	09/18	25	(3,022,071)	(3,004,688)	(17,383)
U.S. Treasury Long Bonds	09/18	18	(2,647,828)	(2,610,000)	(37,828)

					(64,133)

Net unrealized depreciation on open futures contracts					$(55,625)

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2018 and may have changed subsequently.

(b)	This security is callable.

(c)

Fixed to floating rate security. Fixed rate indicated is rate effective at June 30, 2018. Security will convert at a future date to a floating rate of reference rate and spread in the description above.

(d)	Security is perpetual. Date shown is next call date.

(e)	Variable rate security. Rate indicated is rate effective at June 30, 2018.

(f)	Multi-Step Coupon. Rate disclosed is as of June 30, 2018.

(g)	Principal amount less than $1,000.

(h)	Denotes a security issued at a discount from its value at maturity. The rate indicated represents the yield to maturity at purchase.

144A

Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2018, these securities amounted to $80,640,877 or 37.36% of net assets.

The accompanying notes are an integral part of these schedule of investments.

SCHEDULE OF INVESTMENTS (Unaudited) - continued

Legend

Certs. - Certificates

Co. Gty. - Company Guaranty

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

H15T5Y – US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

Jr. - Junior

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

The accompanying notes are an integral part of these schedule of investments.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2018

(Unaudited)

A. Security Valuation – In valuing the Insight Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board of Trustees (“Board”) and unaffiliated with the Cutwater Investor Service Corp. (the “Adviser”) - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. As part of an internal reorganization, the Adviser merged into its affiliate, Insight North America LLC (“INA”), on July 2, 2018. Effective July 2, 2018, the Fund’s investment management agreement is now contracted with INA. The Bank of New York Mellon Corporation remains INA’s ultimate parent company. Historically, the Adviser and INA have operated under the same brand for some time and this merger is not expected to have any material impact on the day-to-day management of the Fund. This reorganization has not resulted in a change of control of the Adviser under the Investment Advisers Act of 1940, as amended, and the rules thereunder.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At June 30, 2018, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis as of June 30, 2018.

INSIGHT SELECT INCOME FUND

Notes to the Quarterly Schedule of Investments

June 30, 2018 (concluded)

(Unaudited)

	Total Market Value at 06/30/18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
ASSETS:
CORPORATE DEBT SECURITIES	$162,228,918	$—	$162,228,918	$—
ASSET BACKED SECURITIES	24,442,660	—	24,442,660	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	8,577,470	—	8,577,470	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	480,124	—	480,124	—
MUNICIPAL BONDS	2,615,315	—	2,615,315	—
U.S. TREASURY SECURITIES	11,782,789	—	11,782,789	—
COMMON STOCK	1,854	1,854	—	—
PREFERRED STOCK	2,696,941	2,696,941	—	—
FUTURES CONTRACTS	8,508	8,508	—	—
TOTAL ASSETS	$212,834,579	$2,707,303	$210,127,276	$—

LIABILITIES:
FUTURES CONTRACTS	$(64,133)	$(64,133)	$—	$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 for the Fund.

Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of June 30, 2018, the Fund did not hold any Level 3 securities.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Insight Select Income Fund

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President (Principal Executive Officer)

Date 8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford D. Corso
Clifford D. Corso, President
(Principal Executive Officer)

Date 8/24/2018

By (Signature and Title)* /s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer (Principal Financial Officer)

Date 8/24/2018

* Print the name and title of each signing officer under his or her signature.